Income Taxes - Schedule of effective income tax rate reconciliation (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
Tax benefit at U.S statutory rate			$ (6,964)	$ (4,102)
State income taxes, net of federal benefit			12	11
Foreign tax differential			(4,876)	(933)
Change in valuation allowance			11,534	4,448
Stock-based compensation			155	39
Other items			26	(191)
Income tax benefit	$ 58	$ 15	$ (113)	$ (728)